Note 7 - Other Borrowed Funds (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure Text Block [Abstract]
Schedule of Federal Home Loan Bank, Advances, by Branch of FHLB Bank [Table Text Block]
	FHLB Borrowings	Promissory Notes	Totals
2015	$20,028	$3,918	$23,946
2014	$21,181	$3,791	$24,972

Schedule of Maturities of Long-term Debt [Table Text Block]
	FHLB Borrowings	Promissory Notes	Totals
2016	$1,771	$2,538	$4,309
2017	1,601	1,380	2,981
2018	4,537	----	4,537
2019	1,467	----	1,467
2020	1,369	----	1,369
Thereafter	9,283	----	9,283
	$20,028	$3,918	$23,946